UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 - September 30, 2017

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 94.4%

AGENCY MORTGAGE-BACKED SECURITIES - 91.1%
$120,015	FHLMC Gold Pool #A37619	4.500%	09/01/35	$129,130
188,837	FHLMC Gold Pool #A39555	5.500%	11/01/35	212,897
414,093	FHLMC Gold Pool #A88945	4.000%	08/01/39	440,945
421,351	FHLMC Gold Pool #A92435	5.000%	06/01/40	459,474
16,925	FHLMC Gold Pool #C00778	7.000%	06/01/29	19,287
221,808	FHLMC Gold Pool #C03552	4.500%	08/01/40	241,631
479,906	FHLMC Gold Pool #G05457	4.500%	05/01/39	519,324
248,097	FHLMC Gold Pool #G07025	5.000%	02/01/42	271,031
93,400	FHLMC Gold Pool #G08022	6.000%	11/01/34	106,151
85,333	FHLMC Gold Pool #G08047	6.000%	03/01/35	96,860
471,683	FHLMC Gold Pool #G08378	6.000%	10/01/39	530,934
233,648	FHLMC Gold Pool #G30285	6.000%	02/01/26	262,997
58,179	FHLMC Gold Pool #G80111	7.300%	12/17/22	61,883
7,973	FHLMC Gold Pool #H09098	6.500%	10/01/37	8,650
101,210	FHLMC Gold Pool #P00024	7.000%	09/01/32	112,859
295,804	FHLMC Gold Pool #P50079	5.000%	07/01/33	311,241
23,310	FHLMC Gold Pool #T30126	5.550%	07/01/37	25,717
70,366	FHLMC Gold Pool #T30133	5.550%	07/01/37	77,654
323,529	FHLMC Gold Pool #T60798	3.500%	07/01/42	330,646
191,143	FHLMC Gold Pool #U30400	5.550%	06/01/37	210,867
1,473,611	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,613,410
180,068	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	204,456
31,559	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	35,990
21,394	FHLMC, Series 2201, Class C	8.000%	11/15/29	24,559
83,492	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	91,626
20,567	FHLMC, Series 2576, Class HC	5.500%	03/15/33	22,784
59,870	FHLMC, Series 2802, Class OH	6.000%	05/15/34	65,249
206,640	FHLMC, Series 3033, Class WY	5.500%	09/15/35	231,923
75,357	FHLMC, Series 3072, Class DL	6.000%	02/15/35	82,459
253,144	FHLMC, Series 3143, Class BC	5.500%	02/15/36	278,828
37,019	FHLMC, Series 3255, Class QE	5.500%	12/15/36	41,195
329,893	FHLMC, Series 3613, Class HJ	5.500%	12/15/39	368,826
241,909	FHLMC, Series 3677, Class PB	4.500%	05/15/40	257,447
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	478,981
437,063	FHLMC, Series 3960, Class BM	3.000%	02/15/30	445,242
127,151	FHLMC, Series 4050, Class NK	4.500%	09/15/41	135,862
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,114,470
20,269	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	22,020
171,800	FNMA Pool #252034	7.000%	09/01/28	196,415
13,093	FNMA Pool #252215	6.000%	11/01/28	14,746
163,669	FNMA Pool #256182	6.000%	03/01/36	179,076
18,944	FNMA Pool #256972	6.000%	11/01/37	20,387
95,623	FNMA Pool #257138	5.000%	03/01/38	100,326
42,135	FNMA Pool #594207	6.500%	02/01/31	46,889
150,404	FNMA Pool #687887	5.500%	03/01/33	171,442
266,565	FNMA Pool #694795	5.500%	04/01/33	304,057
92,760	FNMA Pool #724888	5.500%	06/01/33	101,858
125,752	FNMA Pool #735861	6.500%	09/01/33	142,825
191,969	FNMA Pool #745318	5.000%	12/01/34	205,653
77,647	FNMA Pool #801506	4.750%	09/01/34	83,946
83,563	FNMA Pool #813839	6.000%	11/01/34	92,071
44,285	FNMA Pool #819230	5.350%	02/01/35	49,981

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

306,309	FNMA Pool #819457	4.750%	02/01/35	$331,787
851,612	FNMA Pool #821082	6.000%	03/01/35	930,741
138,072	FNMA Pool #831927	6.000%	12/01/36	156,627
89,476	FNMA Pool #833303	5.150%	05/01/35	100,945
252,252	FNMA Pool #846323	4.250%	11/01/35	268,120
287,155	FNMA Pool #851762	4.250%	01/01/36	304,833
233,042	FNMA Pool #852504	5.350%	09/01/35	260,140
26,568	FNMA Pool #878502	5.350%	12/01/35	29,982
349,684	FNMA Pool #883281	7.000%	07/01/36	393,158
21,515	FNMA Pool #888534	5.000%	08/01/37	22,454
468,512	FNMA Pool #891367	4.750%	04/01/36	509,853
153,206	FNMA Pool #895567	5.450%	04/01/36	174,092
566,361	FNMA Pool #896838	5.450%	07/01/36	631,878
516,201	FNMA Pool #899651	6.500%	08/01/37	572,409
8,757	FNMA Pool #908160	5.500%	12/01/36	9,034
105,940	FNMA Pool #930504	5.000%	02/01/39	115,778
42,524	FNMA Pool #930664	6.500%	03/01/39	49,341
402,297	FNMA Pool #940441	5.780%	03/01/37	452,141
125,920	FNMA Pool #954633	5.500%	02/01/37	138,848
13,442	FNMA Pool #954957	6.000%	10/01/37	14,257
130,705	FNMA Pool #995656	7.000%	06/01/33	154,254
383,359	FNMA Pool #AB2693	4.500%	04/01/41	417,486
243,329	FNMA Pool #AC5445	5.000%	11/01/39	270,079
333,240	FNMA Pool #AC9581	5.500%	01/01/40	373,706
214,324	FNMA Pool #AL6860	4.500%	03/01/44	234,149
216,715	FNMA Pool #AM4671	5.320%	10/01/43	260,051
806,337	FNMA Pool #AM5015	4.940%	12/01/43	926,221
164,509	FNMA Pool #AS5235	3.500%	06/01/45	169,859
137,652	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	153,979
214,919	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	244,485
114,269	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	130,852
1,648,660	FNMA, Series 2003-18, Class XD	5.000%	03/25/33	1,766,452
41,747	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	45,957
205,972	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	231,748
147,669	FNMA, Series 2004-17, Class H	5.500%	04/25/34	164,686
245,914	FNMA, Series 2004-18, Class EZ	6.000%	04/25/34	274,486
92,272	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	104,624
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	204,433
92,448	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	101,097
545,067	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	611,173
163,923	FNMA, Series 2007-71, Class GB	6.000%	07/25/37	184,031
151,140	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	170,874
306,164	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	334,507
414,415	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	451,849
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	171,723
290,000	FNMA, Series 2010-136, Class CY	4.000%	12/25/40	310,906
621,196	FNMA, Series 2012-133, Class PB	6.500%	04/25/42	704,434
93,763	FNMA, Series 2012-51, Class B	7.000%	05/25/42	109,527
551,033	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	585,923
66,389	FNMA, Series G93-5, Class Z	6.500%	02/25/23	70,992
123	GNMA I Pool #603377	4.500%	01/15/18	124
157,249	GNMA I Pool #615272	4.500%	07/15/33	172,316
98,213	GNMA I Pool #626755	5.000%	03/15/35	108,154
125,723	GNMA I Pool #644970	5.000%	06/15/35	138,356
78,586	GNMA I Pool #647406	5.000%	09/15/35	86,504
112,448	GNMA I Pool #650493	5.000%	01/15/36	123,882

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

91,572	GNMA I Pool #675477	5.000%	06/15/38	$100,830
320,293	GNMA I Pool #678649	4.000%	12/15/39	343,955
73,736	GNMA I Pool #697999	4.500%	02/15/24	76,699
251,025	GNMA I Pool #711286	6.500%	10/15/32	277,241
330,974	GNMA I Pool #737844	3.500%	01/15/26	345,539
478,077	GNMA I Pool #752112	3.500%	01/15/33	503,647
207,541	GNMA I Pool #781341	6.000%	10/15/31	236,532
366,855	GNMA I Pool #781886	5.500%	03/15/35	414,096
74,740	GNMA I Pool #782771	4.500%	09/15/24	79,515
600,458	GNMA II Pool #003066	5.500%	04/20/31	665,268
25,318	GNMA II Pool #003284	5.500%	09/20/32	28,347
124,816	GNMA II Pool #003403	5.500%	06/20/33	139,620
256,085	GNMA II Pool #003638	6.000%	11/20/34	292,523
70,328	GNMA II Pool #003689	4.500%	03/20/35	75,620
241,243	GNMA II Pool #003909	5.500%	10/20/36	266,258
7,302	GNMA II Pool #004284	5.500%	11/20/38	7,661
95,014	GNMA II Pool #004291	6.000%	11/20/38	107,599
22,956	GNMA II Pool #004412	5.000%	04/20/39	23,966
138,345	GNMA II Pool #004561	6.000%	10/20/39	158,920
101,424	GNMA II Pool #004702	3.500%	06/20/25	105,283
91,542	GNMA II Pool #004753	8.000%	08/20/30	100,245
465,605	GNMA II Pool #004838	6.500%	10/20/40	534,123
997,402	GNMA II Pool #442324	4.500%	08/20/41	1,076,434
73,363	GNMA II Pool #610116	5.760%	04/20/33	80,882
191,733	GNMA II Pool #648541	6.000%	10/20/35	202,596
514,304	GNMA II Pool #781642	5.500%	08/20/33	583,447
386,427	GNMA II Pool #AG0467	4.000%	04/20/44	407,295
84,146	GNMA II Pool #MA2295	4.500%	10/20/44	87,405
133,779	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	150,996
44,665	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	50,737
41,263	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	47,947
96,975	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	108,705
52,869	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	54,973
142,853	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	153,386
120,816	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	123,491
309,631	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	339,285
260,509	GNMA, Series 2003-57, Class C	4.500%	04/20/33	283,780
86,064	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	95,528
4,329	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	4,342
167,712	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	174,057
517,178	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	567,585
168,954	GNMA, Series 2005-49, Class B	5.500%	06/20/35	188,172
141,226	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	155,443
50,514	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	56,589
808,265	GNMA, Series 2007-14, Class PB	5.400%	03/20/37	895,282
43,211	GNMA, Series 2007-18, Class B	5.500%	05/20/35	48,992
282,636	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	312,112
70,873	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	77,878
39,629	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	44,644
218,247	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	240,583
324,622	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	354,974
329,802	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	365,037
289,305	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	316,473
1,364,210	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,558,819
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	176,353
384,797	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	424,802

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

1,496,357	GNMA, Series 2010-116, Class JB	5.000%	06/16/40	$1,682,683
263,664	GNMA, Series 2010-129, Class NK	4.000%	06/20/39	274,328
320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	266,621

Total Agency Mortgage-Backed Securities (identified cost, $44,562,516)	$44,601,617

OTHER U.S. GOVERNMENT GUARANTEED - 3.3%

INDUSTRIALS - 3.3%
$1,383,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,604,335

Total Other U.S. Government Guaranteed (identified cost, $1,574,311)	$1,604,335

TOTAL FIXED INCOME INVESTMENTS (identified cost, $46,136,827) — 94.4%	$46,205,952

SHORT-TERM INVESTMENTS - 5.4%

$2,678,303	Fidelity Investments Money Market Government Portfolio - Class I, 0.91% (1)	$2,678,303

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,678,303) — 5.4%	$2,678,303

TOTAL INVESTMENTS (identified cost, $48,815,130) — 99.8%	$48,884,255

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	77,225

NET ASSETS — 100.0%	$48,961,480

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Agency Mortgage-Backed Securities	$-	$44,601,617	$-	$44,601,617
Other U.S. Government Guaranteed	-	1,604,335	-	1,604,335
Short-Term Investments	-	2,678,303	-	2,678,303

Total Investments	$-	$48,884,255	$-	$48,884,255

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers.  There were no tranfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	November 14, 2017

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	November 14, 2017